Regulatory Matters - Summary of Company's and Bank's Actual Capital Amounts and Ratios (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Consolidated Entities [Member]
Total Capital (to Risk-Weighted Assets)
Actual	$ 83,653	$ 53,461
For Capital Adequacy Purposes	40,027	35,720
Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Actual	57,422	47,418
For Capital Adequacy Purposes	22,515	20,092
Tier I Capital (to Risk-Weighted Assets)
Actual	61,422	51,418
For Capital Adequacy Purposes	30,020	26,790
Tier I Capital (to Average Assets)
Actual	61,422	51,418
For Capital Adequacy Purposes	$ 30,020	$ 23,275
Total Capital (to Risk-Weighted Assets), Ratio
Actual, Ratio	16.70%	12.00%
For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Actual, Ratio	11.50%	10.60%
For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Actual, Ratio	12.30%	11.50%
For Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier I Capital (to Average Assets), Ratio
Actual, Ratio	9.50%	8.80%
For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Unified
Total Capital (to Risk-Weighted Assets)
Actual	$ 68,953	$ 50,690
For Capital Adequacy Purposes	39,972	35,643
To Be Well Capitalized Under Prompt Corrective Action Provisions	49,776	44,554
Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Actual	66,722	48,647
For Capital Adequacy Purposes	22,484	20,049
To Be Well Capitalized Under Prompt Corrective Action Provisions	32,355	28,960
Tier I Capital (to Risk-Weighted Assets)
Actual	66,722	48,647
For Capital Adequacy Purposes	29,979	26,733
To Be Well Capitalized Under Prompt Corrective Action Provisions	39,821	35,643
Tier I Capital (to Average Assets)
Actual	66,722	48,647
For Capital Adequacy Purposes	29,979	23,189
To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 3,310	$ 28,986
Total Capital (to Risk-Weighted Assets), Ratio
Actual, Ratio	13.80%	11.40%
For Capital Adequacy Purposes, Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Actual, Ratio	13.40%	10.90%
For Capital Adequacy Purposes, Ratio	4.50%	4.50%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%	6.50%
Actual, Ratio	13.40%	10.90%
For Capital Adequacy Purposes, Ratio	6.00%	6.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Tier I Capital (to Average Assets), Ratio
Actual, Ratio	10.10%	8.40%
For Capital Adequacy Purposes, Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%